Cash Equivalents (Details) - Schedule of cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost [Member]
Marketable Securities [Line Items]
Money market mutual funds	$ 35,856
Certificates of deposit	230	$ 230
Total cash equivalents	36,086	31,229
Unrealized Loss [Member]
Marketable Securities [Line Items]
Money market mutual funds	(1)
Certificates of deposit
Total cash equivalents	(1)	(6)
Fair Value [Member]
Marketable Securities [Line Items]
Money market mutual funds	35,855
Certificates of deposit	230	230
Total cash equivalents	$ 36,085	$ 31,223